INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of the federal income tax provision (credit)

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2012	2011	2010

Current tax expense (benefit)	$—	$314	$—
Change in valuation allowance	(3,000)	—	(2,136)
Deferred tax expense (benefit)	2,078	784	(1,364)

Provision for (benefit of) income taxes	$(922)	$1,098	$(3,500)

Summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes

A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Tax expense at statutory rate	$2,096	$1,127	$(1,332)
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(49)	(59)	(73)
Change in valuation allowance	(3,000)	—	(2,136)
Other	31	30	41

Provision for (benefit of) income taxes, as reported	$(922)	$1,098	$(3,500)

Schedule of major components of net deferred tax assets

Deferred income taxes are provided for the temporary differences between the financial reporting and tax bases of the Corporation’s assets and liabilities. The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2012	2011
Deferred tax assets:
NOL carryforward	$7,149	$9,073
Allowance for loan losses	1,774	1,785
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	1,025	1,050
Tax credit carryovers	672	672
Deferred compensation	185	217
Stock compensation	265	172
Depreciation	174	225
Intangible assets	60	77
Other	170	110

Total deferred tax assets	12,937	14,844

Valuation allowance	$(3,010)	$(6,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(103)
Unrealized gain on securities	(476)	(168)
Mortgage servicing rights	(217)	(136)
Total deferred tax liabilities	(796)	(407)

Net deferred tax asset	$9,131	$8,427